Form 5500 Schedule H, Line 4a — Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	75-2354902
Plan number	001
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	false
Participant Contributions Transferred Late to Plan	$ 177,822
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	177,822
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0